Share-based payments - Additional information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 Options £ / shares	Dec. 31, 2022 Options £ / shares
Two Thousand And Twenty One Incentive Award Plan
Share-based payments
Number of options exercisable | Options	1,993,248	1,073,560
Options granted | Options	500,000	5,012,495
Two Thousand And Twenty One Incentive Award Plan | Maximum
Share-based payments
Exercise prices | £ / shares	£ 6.63	£ 6.63
Two Thousand And Twenty One Incentive Award Plan | Minimum
Share-based payments
Exercise prices | £ / shares	£ 0	£ 0
EMI Scheme
Share-based payments
Number of options exercisable | Options	12,463,199	11,317,247
Expected weighted average remaining vesting period (years)	2 years 1 month 2 days	2 years 7 months 2 days
EMI Scheme | Maximum
Share-based payments
Exercise prices | £ / shares	£ 1.15	£ 1.15
EMI Scheme | Minimum
Share-based payments
Exercise prices | £ / shares	£ 0.04	£ 0.04
Company share option plan options | Two Thousand And Twenty One Incentive Award Plan
Share-based payments
Expected weighted average remaining vesting period (years)	3 years 2 months 15 days
Nil cost options | Non executive direcotrs
Share-based payments
Options granted | Options	18,750
Nil cost options | Two Thousand And Twenty One Incentive Award Plan
Share-based payments
Expected weighted average remaining vesting period (years)	2 years 7 months 2 days